Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 94.50%
Georgia: 0.44%
Utilities revenue: 0.44%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00%	8-1-2052	$ 500,000	$ 470,460
Guam: 1.09%
Airport revenue: 0.71%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	200,000	191,481
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	567,937
				759,418
Tax revenue: 0.38%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	403,457
				1,162,875
Illinois: 0.28%
Miscellaneous revenue: 0.28%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 144A	2.27	12-1-2024	315,000	298,109
New Jersey: 0.30%
Tax revenue: 0.30%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	300,000	318,377
Pennsylvania: 92.39%
Airport revenue: 3.38%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	5.00	1-1-2051	1,500,000	1,489,883
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,525,514
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2026	580,000	593,524
				3,608,921
Education revenue: 21.13%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	707,550
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,072,825
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	375,000	375,214
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	945,340
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	255,000	254,148
Cumberland County PA Municipal Authority Revenue Bonds Series 2016	5.00	5-1-2032	940,000	976,910
Delaware County PA Neumann University Bond	5.00	10-1-2039	250,000	235,917
Huntingdon County PA AICUP Financing Program	5.00	10-1-2051	2,000,000	1,868,340
Latrobe PA IDA Seton Hall University	4.00	3-1-2051	800,000	578,362
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00%	6-1-2032	$ 675,000	$ 629,849
Lehigh County PA IDA Seven Generations Charter School	4.00	5-1-2051	750,000	518,924
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,524,843
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	371,777
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	225,000	176,947
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	628,656
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,007,658
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2026	500,000	507,296
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2027	300,000	304,882
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,291,547
Philadelphia PA Authority For Industrial Development Charter School Revenue Bonds Series 2022A	5.00	6-15-2032	340,000	325,356
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,046,997
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	218,502
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	143,259
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	229,773
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,218,672
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,019,842
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,028,635
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,286,925
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2032	330,000	306,342
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2033	315,000	289,000
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2034	550,000	498,579
				22,588,867
GO revenue: 18.98%
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	246,739
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	339,259
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	327,922
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	234,565
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,155,033
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	565,905
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	547,271
North Allegheny PA School District	5.00	5-1-2030	100,000	110,494
North Eastern Pennsylvania School District	5.00	5-1-2031	290,000	319,296
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	289,468
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	227,849
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	226,498
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	181,520
Parkland PA School District Series A	4.00	2-1-2029	300,000	310,830
Parkland PA School District Series B	4.00	2-1-2036	650,000	636,474
Penn-Delco School District	4.00	6-1-2045	1,000,000	912,095
See accompanying notes to portfolio of investments

2  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Pequea Valley School District	4.00%	5-15-2049	$ 750,000	$ 663,800
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,537,604
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,325,000	1,356,649
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,260,109
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,299,638
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	516,957
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,493,270
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,537,201
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,054,243
West Shore PA School District	5.00	11-15-2048	1,500,000	1,571,609
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	105,896
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	128,601
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	54,250
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	76,235
				20,287,280
Health revenue: 21.57%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,561,439
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	1,961,149
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	3.16	11-15-2047	1,000,000	997,979
Berks County PA IDA Tower Health Project	5.00	11-1-2037	430,000	317,827
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	330,134
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	275,166
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministeries 2015	5.00	1-1-2028	640,000	664,552
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministeries 2015	5.00	1-1-2028	1,185,000	1,204,243
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,013,104
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	207,060
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	463,782
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	386,063
Geisinger Authority PA Health System Revenue Bonds Series 2020C	5.00	4-1-2043	500,000	527,547
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	847,385
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	421,440
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	1,000,000	985,712
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	994,520
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,016,375
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,455,484
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Pennsylvania EDFA Series A	5.00%	10-15-2035	$ 645,000	$ 667,004
Pennsylvania EDFA Series A	5.00	10-15-2036	800,000	825,877
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	646,705
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2040	1,500,000	1,513,557
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,519,461
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	1,000,000	1,024,709
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2022	70,000	69,989
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2023	75,000	74,892
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2041	370,000	315,403
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2046	525,000	428,357
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	337,954
				23,054,869
Housing revenue: 1.41%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	546,848
Pennsylvania Housing Finance Agency MFHR Sherman Hills Series 2022 (Department of Housing and Urban Development Insured)	1.25	2-1-2025	1,000,000	965,533
				1,512,381
Miscellaneous revenue: 13.98%
Delaware County PA Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,490,499
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,021,722
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	2.45	11-1-2055	2,700,000	2,700,000
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,052,031
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	273,781
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	1,000,000	968,196
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2022	1,200,000	1,193,094
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2023	3,790,000	3,624,630
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	567,651
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	876,063
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	371,806
Philadelphia PA Industrial Philadelphia Museum of Art Energy Saving Program Series A	5.00	2-15-2038	785,000	805,111
				14,944,584
See accompanying notes to portfolio of investments

4  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.47%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00%	5-1-2042	$ 500,000	$ 500,000
Transportation revenue: 5.32%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	604,553
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,031,688
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,052,170
				5,688,411
Utilities revenue: 0.94%
Philadelphia PA Gas Works Revenue Fifteenth Series	5.00	8-1-2047	1,000,000	1,007,720
Water & sewer revenue: 5.21%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,061,817
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,395,599
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	432,281
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,102,911
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	555,000	581,415
				5,574,023
				98,767,056
Total Municipal obligations (Cost $108,511,896)				101,016,877

		Yield	Shares
Short-term investments: 4.20%
Investment companies: 4.20%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10	4,493,525	4,496,221
Total Short-term investments (Cost $4,496,221)				4,496,221
Total investments in securities (Cost $113,008,117)	98.70%			105,513,098
Other assets and liabilities, net	1.30			1,386,764
Total net assets	100.00%			$106,899,862

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$367,726	$10,341,946	$(6,213,451)	$37	$(37)	$4,496,221	4,493,525	$7,312
See accompanying notes to portfolio of investments

6  |  Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$101,016,877	$0	$101,016,877
Short-term investments
Investment companies	4,496,221	0	0	4,496,221
Total assets	$4,496,221	$101,016,877	$0	$105,513,098
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Pennsylvania Tax-Free Fund  |  7